Impact of change in accounting policies - Narrative (Details) - USD ($)		3 Months Ended
	Jan. 01, 2019	Mar. 31, 2019	Mar. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease liabilities		$ 112,110,000
Operating right-of-use assets		111,775,000
Net income		88,297,000	$ 78,098,000
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	$ 0	$ 88,297,000
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease liabilities	106,500,000
Operating right-of-use assets	$ 106,500,000